SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Hyperinflation
Effects of application of IAS 29, recognized in equity, net of tax			R$ 507,887
Dividends
Minimum annual mandatory dividend (as a percent)		30.00%
Legal reserve, as a percent of net income		5.00%
Dilutive effect of instruments on EPS
Antidilutive shares excluded from calculation of diluted EPS		0
Subsidiaries in Argentina
Hyperinflation
Effects of application of IAS 29, recognized in equity, net of tax			507,887
Effects of application of IAS 29, recognized in financial results			(38,105)
Effects to net income of application of IAS 29			R$ (29,455)
Argentina
Hyperinflation
Foreign Currency Hyperinflation Exchange Rate	100.00%